PURCHASE ADVANCES, NET (Tables)	12 Months Ended
Jun. 30, 2026
PURCHASE ADVANCES, NET
Schedule of purchase advances, net

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Prepayment for construction (A)	¥14,489,026	¥57,434,827	$8,464,846
Prepayment for others	380,358	534,670	78,801
Allowance for doubtful accounts	(249,828)	(211,641)	(31,192)
Purchase advance, net	¥14,619,556	¥57,757,856	$8,512,455
(A)

Prepayment for construction represents prepayments for construction and equipment-related services for the Recon-SD factory. The Company expects such prepayments will be settled, with the related costs capitalized into construction-in-progress or property, plant and equipment within the next six months as the related services are delivered and the factory commences production.